PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	$ 58,965	$ 53,144
Less: accumulated depreciation	(47,700)	(38,047)
Property, Plant and Equipment, Net, Total	11,265	15,097
Depreciation expense	$ 7,862	$ 9,625	$ 8,677
Office equipment and furniture | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Office equipment and furniture | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	5 years